Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (45,444)	$ (18,529)	$ (26,883)	$ (21,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	736	758	1,028	903
Stock-based compensation expense	3,589	652	1,094	469
Non-cash stock consideration, acquisition	12,971
Loss on fixed asset disposal		7	8	15
Amortization of discount on investments, net	33
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,599)	223	234	(297)
Accounts payable and accrued other liabilities	2,271	504	986	(410)
Net cash used in operating activities	(27,443)	(16,385)	(23,533)	(20,683)
Cash flows from investing activities:
Acquisitions of property and equipment	(256)	(712)	(768)	(525)
Purchases of marketable securities	(124,640)
Proceeds from notes receivable	193			17
Net cash used in investing activities	(124,703)	(712)	(768)	(508)
Cash flows from financing activities:
Proceeds from issuance of common stock pursuant to initial public offering, gross	138,000
Issuance costs associated with initial public offering	(12,692)
Payment of deferred financing costs	(394)		(99)
Proceeds from issuance of preferred stock		70,927	70,792	37,929
Issuance costs associated with preferred stock		(136)
Proceeds from stock option exercises	104	94	131	79
Net cash provided by financing activities	125,018	70,885	70,824	38,008
Net (decrease) increase in cash and cash equivalents	(27,128)	53,788	46,523	16,817
Cash and cash equivalents, beginning of period	89,159	42,636	42,636	25,819
Cash and cash equivalents, end of period	62,031	96,424	89,159	$ 42,636
Supplemental disclosure of non-cash investing and financing activities:
Conversion of preferred stock to common stock	178,058
Amounts accrued for purchase of property and equipment	$ 132	11
Unpaid deferred financing costs		$ 240	$ 1,244